Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended March 31
	2025	2024
Numerator
Net income attributable to equity shareholders of the Company	$210	$133

Denominator
Basic weighted average ordinary shares outstanding	554	555
Effect of potentially dilutive shares from employee equity plans	3	3
Diluted weighted average ordinary shares outstanding	557	558

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.38	$0.24
Diluted	$0.38	$0.24